24. Shareholders' Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders Compensation
Schedule of deliberate and paid dividends

Dividends are calculated in accordance with the bylaws and the Joint Stock Company Act. The profit destination for 2020 is shown below:

Allocation of profit
12/31/2020
Profit for the year	3,794,295
Capital reserve	(189,715)
Profit for allocation	3,604,580

Proposed destination:
Mandatory minimum dividends	(901,145)
Statutory reserve	(2,703,435)
(3,604,580)

Weighted average number of shares	1,380,114,547
Dividends for share	0.652949

In current liabilities
Balance of dividends payable as December 31, 2019	13,252
Dividends paid in year	(12,414)
Proposed dividends in 2020 exercise	901,145
Balance of dividends payable as December 31, 2020	901,983